2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2014	68.27%	17.43%	62.10%
2015	26.42	16.01	27.68
2016	4.48	14.12	8.34
2017	.61	11.95	1.68
2018	.10	9.58	.16
2019 & beyond	.12	30.91	.04
	100.00%	100.00%	100.00%